General (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Mar. 27, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 ₪ / shares
General (Textual)
Net loss			$ (2,638)	$ (2,521)	$ (4,686)
Operating activities			2,100
Accumulated deficit			$ (54,344)	$ (49,541)	$ (51,706)
Initial public offering		$ 13,700
Ownership interest, percentage			27.00%
Established on holding	82.36%
NIS [Member]
General (Textual)
Ordinary shares per value | ₪ / shares						₪ 0.1